Annual Fund Operating Expenses - BNY Mellon California AMT-Free Municipal Bond Fund, Inc.	May 31, 2024
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.19%	[1]
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	0.89%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.75%
Shareholder services fees	0.25%
Miscellaneous other expenses	0.23%	[1]
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.68%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.21%	[1]
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.66%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.00%
Miscellaneous other expenses	0.19%	[1]
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.64%
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Shareholder services fees	0.05%
Miscellaneous other expenses	0.19%	[1]
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.69%

[1]	Includes interest expense in the amount of .10% in connection with inverse floater securities.